Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended	3 Months Ended	1 Months Ended				1 Months Ended
	Feb. 28, 2011	Feb. 15, 2011	Feb. 11, 2011	Feb. 03, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock	Feb. 11, 2011 Phantom Stock Agreement	Feb. 11, 2011 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Omnibus Plan	Mar. 31, 2011 Omnibus Plan Phantom Stock Agreement	Feb. 11, 2011 Additional Warrants	Feb. 11, 2011 One-third	Feb. 11, 2011 One-third	Feb. 11, 2011 One-third	Jan. 31, 2011 Series F Preferred Stock Redeemable Preferred Stock	Jan. 31, 2011 Series F Preferred Stock Redeemable Preferred Stock Promissory Note
Stockholders Equity [Line Items]
Stock issued upon conversion of debt to equity							1,272,727										110,000
Debt converted to shares converted amount						$ 35,158,000	$ 30,000,000											$ 11,000,000
Cumulative rate of preferred return																	16.00%
Conversion of Impex debt and membership units into common shares (shares)				2,300,273
Stock issued under phantom stock agreements						290,000		27,000				27,000
Stock-based compensation expense					309,000	1,873,000		290,000				290,000
Warrants issued									4,053,333				187,188
Warrants exercise price			14.51
Warrant exercise price as percentage of offering price														120.00%	135.00%	150.00%
Warrant expiration period			7 years
Warrant vesting period			4 years
Sale of common stock in initial public offering	17,602,614	935,947	16,666,667
Common stock price per share	$ 10.75		$ 10.75
Proceeds from initial public offering	$ 174,200,000					$ 174,233,000
Common stock, shares outstanding				3,600,000	21,206,121	21,202,614
Common stock to be issued upon exercise of warrant										4,240,521
Shares of common stock reserved for future grant											1,200,000
Options to purchase shares of common stock granted											665,956
Options to purchase shares of common stock, weighted average exercise price					$ 10.75						$ 10.75
Shares of restricted stock granted											3,507
Shares of common stock are available for future awards											530,537